Borrowings - Long-term Debt, FHLB Advances (Detail) (Federal Home Loan Bank Advances [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
2013		$ 44,323
2014	4,000	4,000
2015	19,500	17,000
2016	16,500	6,500
2017	77,500	77,500
2018	25,000
2019	10,203	11,931
2020	9,200
Long-term Debt, Total	$ 161,903	$ 161,254
Weighted Average Rate, 2013		3.10%
Weighted Average Rate, 2014	2.37%	2.37%
Weighted Average Rate, 2015	2.05%	2.25%
Weighted Average Rate, 2016	1.97%	3.99%
Weighted Average Rate, 2017	1.35%	1.35%
Weighted Average Rate, 2018	1.19%
Weighted Average Rate, 2019	1.23%	1.23%
Weighted Average Rate, 2020	1.22%
Weighted Average Rate	1.48%	2.05%